UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2011

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Consumer Discretionary - 17.0%
Auto Components - 3.3%
Bridgestone Corp.	32,200	$718,376
GKN PLC	74,100	242,565
Lear Corp.	14,600	697,588
Magna International, Inc.-Class A	23,000	873,451
Sumitomo Rubber Industries Ltd.	18,000	227,692
TRW Automotive Holdings Corp. (a)	9,300	387,717

		3,147,389

Automobiles - 4.4%
Ford Motor Co. (a)	43,700	485,944
General Motors Co. (a)	31,200	749,736
Mazda Motor Corp. (a)	110,000	236,925
Nissan Motor Co., Ltd.	140,500	1,291,957
Renault SA	22,300	906,167
Volkswagen AG (Preference Shares)	3,100	515,374

		4,186,103

Hotels, Restaurants & Leisure - 0.3%
Royal Caribbean Cruises Ltd.	10,900	282,964

Household Durables - 1.1%
Sharp Corp./Japan	130,000	1,077,564

Media - 6.0%
Comcast Corp.-Class A	66,700	1,434,717
DIRECTV (a)	13,000	571,610
Gannett Co., Inc.	37,800	436,590
McGraw-Hill Cos., Inc. (The)	13,400	564,274
News Corp.-Class A	14,100	243,507
Time Warner Cable, Inc.-Class A	16,970	1,111,535
Viacom, Inc.-Class B	19,147	923,651
Vivendi SA	16,390	398,512

		5,684,396

Specialty Retail - 1.9%
Esprit Holdings Ltd.	211,400	595,170
GameStop Corp.-Class A (a)	21,600	516,888
Lowe’s Cos., Inc.	37,400	745,382

		1,857,440

		16,235,856

Financials -16.2%
Commercial Banks - 6.3%
Banco do Brasil SA	19,100	320,593
BNP Paribas SA	15,343	789,189
Danske Bank A/S (a)	15,821	233,599
KB Financial Group, Inc.	12,140	503,586
KBC Groep NV	22,400	630,917
Lloyds Banking Group PLC (a)	780,400	425,680
Mitsubishi UFJ Financial Group, Inc.	59,800	271,212
National Australia Bank Ltd.	26,900	686,127
National Bank of Canada	10,200	755,444
Societe Generale SA	23,907	800,546
Sumitomo Mitsui Financial Group, Inc.	11,500	340,488

Company	Shares	U.S. $ Value
Turkiye Is Bankasi-Class C	100,300	261,269

		6,018,650

Diversified Financial Services - 6.0%
Citigroup, Inc.	52,310	1,624,225
ING Groep NV (a)	209,700	1,819,644
JPMorgan Chase & Co.	33,700	1,265,772
Moody’s Corp.	7,600	234,308
ORIX Corp.	8,920	810,106

		5,754,055

Insurance - 3.9%
Aegon NV (a)	140,013	630,459
Allianz SE	12,300	1,265,302
Aviva PLC	68,414	376,999
Muenchener Rueckversicherungs AG	2,600	339,180
Travelers Cos., Inc. (The)	21,730	1,096,496

		3,708,436

		15,481,141

Energy - 13.8%
Energy Equipment & Services - 0.6%
Nabors Industries Ltd. (a)	2,850	52,554
Transocean Ltd./Switzerland	8,900	498,578

		551,132

Oil, Gas & Consumable Fuels - 13.2%
Anadarko Petroleum Corp.	10,100	744,875
BP PLC	372,700	2,432,622
China Petroleum & Chemical Corp.-Class H	284,000	279,809
ConocoPhillips	18,750	1,276,313
Devon Energy Corp.	12,600	854,658
ENI SpA	36,600	735,889
Gazprom OAO (Sponsored ADR)	47,700	579,555
JX Holdings, Inc.	125,600	799,650
LUKOIL OAO (London) (Sponsored ADR)	7,150	426,855
Marathon Oil Corp.	32,000	861,440
Marathon Petroleum Corp.	18,900	700,434
Nexen, Inc. (Toronto)	46,535	994,090
OMV AG	13,600	535,938
Petroleo Brasileiro SA (Sponsored ADR)	11,900	317,135
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	30,662	1,025,315

		12,564,578

		13,115,710

Health Care - 12.3%
Biotechnology - 1.4%
Gilead Sciences, Inc. (a)	33,500	1,336,148

Health Care Providers & Services - 2.4%
Health Net, Inc. (a)	1,276	31,504
UnitedHealth Group, Inc.	21,400	1,016,928
WellPoint, Inc.	19,700	1,247,010

		2,295,442

Company	Shares	U.S. $ Value
Pharmaceuticals - 8.5%
AstraZeneca PLC	45,400	2,149,749
Johnson & Johnson	24,200	1,592,360
Novartis AG	7,520	438,785
Pfizer, Inc.	140,300	2,662,894
Roche Holding AG	4,800	839,347
Sanofi	6,048	441,069

		8,124,204

		11,755,794

Consumer Staples - 8.8%
Beverages - 0.9%
Constellation Brands, Inc.-Class A (a)	41,800	826,386

Food & Staples Retailing - 1.4%
Kroger Co. (The)	58,544	1,379,296

Food Products - 2.7%
Bunge Ltd.	19,600	1,268,316
Smithfield Foods, Inc. (a)	22,400	491,008
Tyson Foods, Inc.-Class A	46,359	809,892

		2,569,216

Tobacco - 3.8%
Altria Group, Inc.	37,250	1,012,827
Imperial Tobacco Group PLC	24,700	817,105
Japan Tobacco, Inc.	335	1,447,939
Lorillard, Inc.	2,700	300,834

		3,578,705

		8,353,603

Materials - 8.1%
Chemicals - 1.9%
Clariant AG (a)	4,693	52,645
Dow Chemical Co. (The)	25,600	728,320
Koninklijke DSM NV	9,862	494,060
LyondellBasell Industries NV	15,896	550,796

		1,825,821

Metals & Mining - 6.2%
Alcoa, Inc.	48,000	614,880
Exxaro Resources Ltd.	4,818	129,419
Hindalco Industries Ltd. (a)	41,700	138,184
JFE Holdings, Inc.	38,700	899,487
New Gold, Inc. (a)	33,800	459,042
Rio Tinto PLC	29,700	1,810,466
Tata Steel Ltd.	12,100	123,838
Vale SA (Sponsored ADR) (Local Preference Shares)	15,300	395,199
Xstrata PLC	78,542	1,364,069

		5,934,584

		7,760,405

Industrials - 7.3%
Aerospace & Defense - 1.7%
BAE Systems PLC	109,300	487,720

Company	Shares	U.S. $ Value
Northrop Grumman Corp.	21,500	1,174,330

		1,662,050

Airlines - 1.5%
Delta Air Lines, Inc. (a)	97,600	734,928
Deutsche Lufthansa (REG)	41,100	693,605

		1,428,533

Building Products - 0.5%
Asahi Glass Co., Ltd.	49,000	482,372

Construction & Engineering - 1.5%
Bouygues SA	36,700	1,406,865

Industrial Conglomerates - 0.2%
Jardine Strategic Holdings Ltd.	7,000	219,858

Machinery - 1.0%
Ingersoll-Rand PLC	28,926	969,310

Professional Services - 0.3%
Randstad Holding NV	7,000	240,105

Trading Companies & Distributors - 0.6%
Mitsubishi Corp.	23,400	563,046

		6,972,139

Information Technology - 6.4%
Computers & Peripherals - 2.1%
Dell, Inc. (a)	49,100	729,872
Fujitsu Ltd.	54,000	274,262
Hewlett-Packard Co.	39,300	1,022,979

		2,027,113

Electronic Equipment, Instruments & Components - 2.0%
AU Optronics Corp.	782,590	371,724
Corning, Inc.	75,800	1,139,274
LG Display Co., Ltd.	21,670	429,066

		1,940,064

Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	58,800	665,616
Lam Research Corp. (a)	18,100	672,596
Samsung Electronics Co., Ltd.	540	379,212
Sumco Corp. (a)	14,600	174,656

		1,892,080

Software - 0.3%
Nintendo Co., Ltd.	1,300	229,198

		6,088,455

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 3.4%
CenturyLink, Inc.	22,000	795,300
Nippon Telegraph & Telephone Corp.	20,200	945,780
Telecom Corp. of New Zealand Ltd.	150,500	332,398
Telecom Italia SpA (ordinary shares)	606,300	735,364
Telecom Italia SpA (savings shares)	373,700	409,394

		3,218,236

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC	417,312	1,095,133

		4,313,369

Utilities - 3.6%
Electric Utilities - 1.8%
E.ON AG	52,400	1,144,325
NV Energy, Inc.	23,600	352,112
Tokyo Electric Power Co., Inc. (The)	44,000	225,662

		1,722,099

Gas Utilities - 0.7%
Gas Natural SDG SA	37,300	681,797

Multi-Utilities - 1.1%
DTE Energy Co.	19,900	1,006,144

		3,410,040

Total Common Stocks (cost $101,578,845)		93,486,512

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (b) (cost $352,268)	352,268	352,268

Total Investments - 98.4% (cost $101,931,113) (c)		93,838,780
Other assets less liabilities - 1.6% (d)		1,520,726

Net Assets - 100.0%		$95,359,506

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	34	September 2011	$1,348,565	$1,121,390	$(227,175)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Norwegian Krone settling 11/15/11	28,282	$5,134,807	$5,249,954	$115,147

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA:
Euro settling 11/15/11	243	$346,519	$348,763	$2,244
Credit Suisse London Branch (GFX):
Swiss Franc settling 11/15/11	4,635	6,106,559	5,764,806	(341,753)
Deutsche Bank AG London:
Swiss Franc settling 11/15/11	3,450	4,135,402	4,290,956	155,554
HSBC BankUSA:
Great British Pound settling 11/15/11	4,304	6,965,421	6,980,886	15,465
New Zealand Dollar settling 11/15/11	6,049	4,983,438	5,125,577	142,139
Morgan Stanley and Co., Inc.:
Australian Dollar settling 11/15/11	8,210	8,388,978	8,696,454	307,476
Standard Chartered Bank:
Euro settling 11/15/11	1,319	1,897,689	1,893,078	(4,611)
State Street Bank And Trust Co.:
Canadian Dollar settling 11/15/11	289	291,281	294,610	3,329
UBS AG:
Swedish Krona settling 11/15/11	33,303	5,103,126	5,230,607	127,481
Westpac Banking Corp.:
Japanese Yen settling 11/15/11	69,312	899,350	905,815	6,465
Sale Contracts
Barclays Bank PLC Wholesale:
Norwegian Krone settling 11/15/11	15,690	2,849,153	2,912,516	(63,363)
BNP Paribas SA:
Great British Pound settling 11/15/11	513	838,562	832,062	6,500
Citibank N.A:
Australian Dollar settling 11/15/11	4,027	4,076,862	4,265,605	(188,743)
Canadian Dollar settling 11/15/11	2,760	2,789,400	2,813,570	(24,170)
Credit Suisse London Branch (GFX):
Swiss Franc settling 11/15/11	4,721	6,528,248	5,871,769	656,479
Deutsche Bank AG London:
Euro settling 11/15/11	4,031	5,639,812	5,785,441	(145,629)
Great British Pound settling 11/15/11	360	572,657	583,903	(11,246)
Goldman Sachs International:
Euro settling 11/15/11	2,777	3,930,899	3,985,654	(54,755)
Swedish Krona settling 11/15/11	18,380	2,806,548	2,886,783	(80,235)
HSBC BankUSA:
Australian Dollar settling 11/15/11	1,542	1,600,041	1,633,366	(33,325)
Great British Pound settling 11/15/11	4,800	7,835,856	7,785,375	50,481
Societe Generale:
Japanese Yen settling 11/15/11	70,048	903,833	915,433	(11,600)
Standard Chartered Bank:
Japanese Yen settling 11/15/11	53,411	699,710	698,010	1,700
Westpac Banking Corp.:
New Zealand Dollar settling 11/15/11	3,555	2,926,124	3,012,304	(86,180)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of August 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,768,537 and gross unrealized depreciation of investments was $(13,860,870), resulting in net unrealized depreciation of $(8,092,333).

(d)	An amount of U.S. $105,852 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

46.0%	United States
13.1%	United Kingdom
11.8%	Japan
5.1%	France
4.2%	Germany
3.4%	Netherlands
3.3%	Canada
2.0%	Italy
1.9%	Switzerland
1.4%	South Korea
1.1%	Brazil
1.1%	Russia
0.9%	Hong Kong
0.7%	Australia
4.0%	Other

100.0%	Total Investments

*	All data are as of August 31, 2011. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Austria, Belgium, China, Denmark, India, New Zealand, South Africa, Spain, Taiwan and Turkey.

AllianceBernstein Global Value Fund

August 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Consumer Discretionary	$10,025,554		$6,210,302		$	– 0	–	$16,235,856
Financials	5,296,838		10,184,303			– 0	–	15,481,141
Energy	6,300,077		6,815,633			– 0	–	13,115,710
Health Care	7,886,844		3,868,950			– 0	–	11,755,794
Consumer Staples	6,088,559		2,265,044			– 0	–	8,353,603
Materials	2,748,237		5,012,168			– 0	–	7,760,405
Industrials	2,878,568		4,093,571			– 0	–	6,972,139
Information Technology	4,230,337		1,858,118			– 0	–	6,088,455
Telecommunication Services	795,300		3,518,069			– 0	–	4,313,369
Utilities	1,358,256		2,051,784			– 0	–	3,410,040
Short-Term Investments	352,268		– 0	–		– 0	–	352,268

Total Investments in Securities	47,960,838		45,877,942	+		– 0	–	93,838,780
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	1,590,460			– 0	–	1,590,460
Liabilities:
Futures Contracts	(227,175)		– 0	–		– 0	–	(227,175)
Forward Currency Exchange Contracts	– 0	–	(1,045,610)			– 0	–	(1,045,610)

Total	$47,733,663		$46,422,792		$	– 0	–	$94,156,455

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

AllianceBernstein International Value Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 20.1%
Capital Markets - 0.8%
Deutsche Bank AG	310,900	$12,574,257

Commercial Banks - 11.8%
Australia & New Zealand Banking Group Ltd.	258,900	5,641,282
Banco do Brasil SA	446,600	7,496,169
Barclays PLC	5,815,500	16,068,263
BNP Paribas SA	394,813	20,307,777
Danske Bank A/S (a)	316,010	4,665,921
Hana Financial Group, Inc.	138,990	4,714,944
KB Financial Group, Inc.	149,603	6,205,761
KB Financial Group, Inc. (ADR)	6,700	276,576
KBC Groep NV	358,500	10,097,493
Lloyds Banking Group PLC (a)	28,683,400	15,645,779
Mitsubishi UFJ Financial Group, Inc.	1,859,200	8,432,065
National Australia Bank Ltd.	1,017,100	25,942,762
Societe Generale SA	867,826	29,059,868
Sumitomo Mitsui Financial Group, Inc.	672,100	19,899,279
Turkiye Is Bankasi-Class C	2,128,200	5,543,687
Turkiye Vakiflar Bankasi Tao-Class D	2,676,100	4,900,579

		184,898,205

Diversified Financial Services - 2.7%
ING Groep NV (a)	3,572,845	31,002,890
ORIX Corp.	122,020	11,081,738

		42,084,628

Insurance - 4.8%
Aegon NV (a)	3,307,700	14,894,120
Allianz SE	285,045	29,322,605
Aviva PLC	2,707,900	14,922,033
Muenchener Rueckversicherungs AG	125,600	16,385,011

		75,523,769

		315,080,859

Consumer Discretionary - 14.7%
Auto Components - 4.0%
Bridgestone Corp.	776,200	17,316,887
Faurecia	125,185	3,666,701
GKN PLC	4,629,400	15,154,281
Magna International, Inc.-Class A	380,700	14,457,503
NGK Spark Plug Co., Ltd.	537,400	6,981,818
Sumitomo Rubber Industries Ltd.	424,400	5,368,470

		62,945,660

Automobiles - 5.8%
Mazda Motor Corp. (a)	4,815,000	10,370,850
Nissan Motor Co., Ltd.	2,592,000	23,834,531
Renault SA	596,500	24,238,947
Toyota Motor Corp.	755,500	27,217,125
Volkswagen AG (Preference Shares)	24,600	4,089,745

		89,751,198

Distributors - 0.0%
Inchcape PLC	23,300	121,911

Company	Shares	U.S. $ Value
Household Durables - 2.0%
Sharp Corp./Japan	2,153,100	17,846,950
Sony Corp.	598,300	13,137,897

		30,984,847

Leisure Equipment & Products - 0.6%
Namco Bandai Holdings, Inc.	623,800	8,684,659

Media - 1.2%
Informa PLC	709,500	4,066,494
Vivendi SA	613,720	14,922,177

		18,988,671

Specialty Retail - 0.7%
Esprit Holdings Ltd.	3,992,302	11,239,819

Textiles, Apparel & Luxury Goods - 0.4%
Yue Yuen Industrial Holdings Ltd.	2,370,500	6,548,656

		229,265,421

Energy - 11.6%
Oil, Gas & Consumable Fuels - 11.6%
BP PLC	7,738,900	50,511,998
China Petroleum & Chemical Corp.-Class H	8,016,000	7,897,714
ENI SpA	1,051,600	21,143,750
Gazprom OAO (Sponsored ADR)	1,266,200	15,384,330
JX Holdings, Inc.	2,071,900	13,191,047
LUKOIL OAO (London) (Sponsored ADR)	165,750	9,895,275
Nexen, Inc. (Toronto)	810,582	17,315,813
OMV AG	369,900	14,576,719
Penn West Petroleum Ltd.	195,037	3,652,587
Petroleo Brasileiro SA (Sponsored ADR)	306,400	8,165,560
PTT PCL	637,100	6,993,857
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	361,385	12,084,449

		180,813,099

Materials - 11.3%
Chemicals - 1.7%
Air Water, Inc.	4,900	59,798
Clariant AG (a)	118,167	1,325,572
Koninklijke DSM NV	291,443	14,600,502
Mitsubishi Gas Chemical Co., Inc.	1,048,000	7,403,644
Ube Industries Ltd./Japan	1,267,000	4,012,752

		27,402,268

Metals & Mining - 9.6%
Dowa Holdings Co., Ltd.	863,700	5,118,952
Exxaro Resources Ltd.	258,200	6,935,681
Hindalco Industries Ltd. (a)	984,400	3,262,068
JFE Holdings, Inc.	611,200	14,205,858
KGHM Polska Miedz SA	123,500	7,494,473
New Gold, Inc. (a)	219,846	2,985,757
OneSteel Ltd.	3,594,400	5,808,769
Rio Tinto PLC	745,700	45,456,704
Tata Steel Ltd.	299,300	3,063,187
ThyssenKrupp AG	420,600	14,122,884
Vale SA (Sponsored ADR) (Local Preference Shares)	636,500	16,440,795

Company	Shares	U.S. $ Value
Xstrata PLC	1,438,630	24,985,242

		149,880,370

		177,282,638

Health Care - 9.9%
Pharmaceuticals - 9.9%
AstraZeneca PLC	984,900	46,636,302
GlaxoSmithKline PLC	994,300	21,168,018
Novartis AG	573,020	33,435,145
Otsuka Holdings Co., Ltd.	187,900	4,891,318
Roche Holding AG	149,000	26,054,739
Sanofi	302,770	22,080,410

		154,265,932

Industrials - 8.8%
Aerospace & Defense - 0.5%
BAE Systems PLC	1,887,300	8,421,536

Airlines - 1.1%
Cathay Pacific Airways Ltd.	2,020,000	4,095,698
Deutsche Lufthansa (REG)	725,400	12,241,881

		16,337,579

Building Products - 1.1%
Asahi Glass Co., Ltd.	1,719,000	16,922,391

Construction & Engineering - 1.7%
Bouygues SA	704,800	27,017,948

Electrical Equipment - 1.7%
Furukawa Electric Co., Ltd.	1,455,000	5,116,328
Mitsubishi Electric Corp.	395,000	3,952,023
Sumitomo Electric Industries Ltd.	1,325,000	17,723,457

		26,791,808

Industrial Conglomerates - 1.1%
Bidvest Group Ltd.	167,800	3,757,223
Cookson Group PLC	676,400	5,763,085
Jardine Strategic Holdings Ltd.	10,000	314,083
SembCorp Industries Ltd.	2,224,000	7,964,335

		17,798,726

Road & Rail - 0.8%
East Japan Railway Co.	121,000	7,266,928
Nippon Express Co., Ltd.	1,106,000	4,639,557

		11,906,485

Trading Companies & Distributors - 0.8%
Mitsubishi Corp.	546,700	13,154,577

		138,351,050

Information Technology - 6.3%
Computers & Peripherals - 2.3%
Fujitsu Ltd.	2,494,000	12,666,857
Lite-On Technology Corp.	1,591,525	1,735,822
Pegatron Corp. (a)	3,917,000	3,819,388
Toshiba Corp.	2,982,800	13,016,590

Company	Shares	U.S. $ Value
Wistron Corp.	3,187,481	4,007,306

		35,245,963

Electronic Equipment, Instruments & Components - 1.4%
AU Optronics Corp.	22,941,480	10,897,013
LG Display Co., Ltd.	582,950	11,542,421

		22,439,434

Office Electronics - 0.7%
Konica Minolta Holdings, Inc.	1,682,000	11,562,706

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Semiconductor Engineering, Inc.	7,462,010	6,774,053
Samsung Electronics Co., Ltd.	19,210	13,490,101
Sumco Corp. (a)	214,100	2,561,225

		22,825,379

Software - 0.4%
Nintendo Co., Ltd.	34,800	6,135,461

		98,208,943

Telecommunication Services - 6.2%
Diversified Telecommunication Services - 4.1%
Nippon Telegraph & Telephone Corp.	601,200	28,148,661
Telecom Corp. of New Zealand Ltd.	3,254,700	7,188,422
Telecom Italia SpA (ordinary shares)	12,323,100	14,946,328
Telecom Italia SpA (savings shares)	12,449,500	13,638,606

		63,922,017

Wireless Telecommunication Services - 2.1%
Vodafone Group PLC	12,722,765	33,387,776

		97,309,793

Consumer Staples - 4.9%
Beverages - 0.8%
Asahi Group Holdings Ltd.	643,500	13,438,163

Food & Staples Retailing - 1.5%
Delhaize Group SA	195,749	13,117,192
Koninklijke Ahold NV	844,700	9,837,123

		22,954,315

Tobacco - 2.6%
Imperial Tobacco Group PLC	390,900	12,931,426
Japan Tobacco, Inc.	6,506	28,120,268

		41,051,694

		77,444,172

Utilities - 4.0%
Electric Utilities - 2.7%
E.ON AG	1,108,000	24,196,794
EDP-Energias de Portugal SA	4,005,400	13,148,177
Tokyo Electric Power Co., Inc. (The)	808,800	4,148,079

		41,493,050

Gas Utilities - 1.3%
Gas Natural SDG SA	998,981	18,260,123

Company	Shares	U.S. $ Value
Tokyo Gas Co., Ltd.	584,000	2,687,258

		20,947,381

		62,440,431

Total Common Stocks (cost $1,690,452,683)		1,530,462,338

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (b) (cost $5,711,084)	5,711,084	5,711,084

Total Investments - 98.2% (cost $1,696,163,767) (c)		1,536,173,422
Other assets less liabilities - 1.8% (d)		28,692,006

Net Assets - 100.0%		$1,564,865,428

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	212	September 2011	$8,408,698	$6,992,197	$(1,416,501)
Topix Index Futures	125	September 2011	13,144,378	12,586,522	(557,856)

					$(1,974,357)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Canadian Dollar settling 9/15/11	5,681	$5,782,853	$5,799,191	$16,338
Euro settling 9/15/11	18,031	25,559,015	25,897,313	338,298
BNP Paribas SA:
Australian Dollar settling 9/15/11	53,519	56,096,127	57,114,356	1,018,229
Euro settling 9/15/11	16,085	22,956,882	23,102,339	145,457
Citibank NA:
Canadian Dollar settling 9/15/11	10,350	10,499,002	10,565,328	66,326
Credit Suisse London Branch (GFX):
Great British Pound settling 9/15/11	54,472	87,849,173	88,411,614	562,441
Japanese Yen settling 9/15/11	1,649,459	21,024,081	21,543,991	519,910
Norwegian Krone settling 9/15/11	533,183	98,329,181	99,323,650	994,469
Deutsche Bank AG London:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 9/15/11	7,620	$9,045,584	$9,459,054	$413,470
Goldman Sachs International:
Canadian Dollar settling 9/15/11	5,719	5,897,640	5,837,982	(59,658)
HSBC BankUSA:
Australian Dollar settling 12/15/11	52,940	54,755,313	55,891,274	1,135,961
Canadian Dollar settling 9/15/11	5,071	5,110,684	5,176,500	65,816
Great British Pound settling 9/15/11	84,338	136,563,463	136,886,083	322,620
Great British Pound settling 9/15/11	8,183	13,395,080	13,281,544	(113,536)
Great British Pound settling 12/15/11	12,800	20,709,632	20,753,755	44,123
Japanese Yen settling 9/15/11	809,198	10,052,399	10,569,135	516,736
Morgan Stanley and Co.:
Euro settling 9/15/11	26,023	37,193,919	37,375,950	182,031
Royal Bank of Canada:
Swedish Krona settling 9/15/11	364,029	57,107,121	57,362,971	255,850
Royal Bank of Scotland PLC:
Swedish Krona settling 9/15/11	303,444	49,101,766	47,816,106	(1,285,660)
Swiss Franc settling 9/15/11	22,470	25,304,339	27,893,036	2,588,697
Standard Chartered Bank:
Euro settling 9/15/11	71,143	102,427,636	102,180,273	(247,363)
Japanese Yen settling 9/15/11	6,767,479	85,877,038	88,391,715	2,514,677
Japanese Yen settling 9/15/11	4,547,840	59,529,819	59,400,462	(129,357)
UBS AG:
Swiss Franc settling 9/15/11	36,495	41,183,540	45,302,908	4,119,368
Westpac Banking Corp.:
Australian Dollar settling 9/15/11	50,974	53,259,165	54,398,385	1,139,220
Australian Dollar settling 9/15/11	10,951	11,589,772	11,686,678	96,906
New Zealand Dollar settling 9/15/11	100,520	83,228,549	85,560,762	2,332,213
Swiss Franc settling 9/15/11	107,892	127,766,002	133,931,262	6,165,260
Sale Contracts
Barclays Bank PLC:
New Zealand Dollar settling 9/15/11	9,072	7,564,596	7,721,918	(157,322)
Norwegian Krone settling 9/15/11	250,109	45,577,119	46,591,393	(1,014,274)
Swiss Franc settling 9/15/11	14,106	17,208,084	17,510,421	(302,337)
BNP Paribas SA:
Great British Pound settling 12/15/11	12,800	20,916,083	20,753,755	162,328
Citibank NA:
Australian Dollar settling 9/15/11	8,946	9,121,360	9,546,984	(425,624)
Euro settling 9/15/11	16,185	23,202,541	23,245,966	(43,425)
Japanese Yen settling 9/15/11	7,142,658	87,930,849	93,292,021	(5,361,172)
Credit Suisse London Branch (GFX):
Swiss Franc settling 9/15/11	72,756	100,450,783	90,315,342	10,135,441
Deutsche Bank AG London:
Swiss Franc settling 9/15/11	8,636	10,279,362	10,720,261	(440,899)
Goldman Sachs International:
Euro settling 9/15/11	26,023	36,823,066	37,375,951	(552,885)
Euro settling 9/15/11	103,779	147,161,735	149,054,251	(1,892,516)
Swedish Krona settling 9/15/11	296,066	45,347,204	46,653,495	(1,306,291)
HSBC BankUSA:
Canadian Dollar settling 9/15/11	58,654	60,088,616	59,874,275	214,341
Japanese Yen settling 9/15/11	11,010,539	137,350,170	143,811,370	(6,461,200)
New Zealand Dollar settling 9/15/11	43,264	35,875,807	36,825,516	(949,709)
New Zealand Dollar settling 12/15/11	8,688	7,156,740	7,345,262	(188,522)
Swedish Krona settling 9/15/11	39,092	6,131,958	6,160,040	(28,082)
Morgan Stanley and Co.:
Norwegian Krone settling 9/15/11	63,846	11,642,232	11,893,511	(251,279)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2011	Unrealized Appreciation/ (Depreciation)
Swedish Krona settling 9/15/11	72,322	$11,161,147	$11,396,358	$(235,211)
Royal Bank of Canada:
Swiss Franc settling 9/15/11	6,583	8,645,120	8,171,778	473,342
Royal Bank of Scotland PLC:
Great British Pound settling 9/15/11	146,993	234,791,919	238,579,240	(3,787,321)
Standard Chartered Bank:
Norwegian Krone settling 9/15/11	148,161	27,362,194	27,600,076	(237,882)
Swiss Franc settling 9/15/11	13,654	17,723,261	16,949,333	773,928
UBS AG:
Australian Dollar settling 9/15/11	70,997	75,754,083	75,766,511	(12,428)
Westpac Banking Corp.:
Australian Dollar settling 9/15/11	18,215	19,210,541	19,438,667	(228,126)
Japanese Yen settling 12/15/11	2,874,632	37,314,468	37,581,914	(267,446)
New Zealand Dollar settling 9/15/11	48,184	39,839,061	41,013,328	(1,174,267)
Swiss Franc settling 9/15/11	22,656	28,481,275	28,123,926	357,349

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of August 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $95,204,105 and gross unrealized depreciation of investments was $(255,194,450), resulting in net unrealized depreciation of $(159,990,345).
(d)	An amount of U.S. $1,784,019 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

26.8%	Japan
21.4%	United Kingdom
9.2%	France
7.4%	Germany
4.6%	Netherlands
4.0%	Switzerland
3.2%	Italy
2.5%	Canada
2.4%	Australia
2.4%	South Korea
2.1%	Brazil
1.8%	Taiwan
1.7%	Russia
1.5%	Belgium
9.0%	Other

100.0%	Total Investments

*	All data are as of August 31, 2011. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Austria, China, Denmark, Hong Kong, India, New Zealand, Poland, Portugal, Singapore, South Africa, Spain, Thailand and Turkey.

AllianceBernstein International Value Fund

August 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Financials	$7,772,745		$307,308,114		$	– 0	–	$315,080,859
Consumer Discretionary	18,124,204		211,141,217			– 0	–	229,265,421
Energy	29,133,960		144,685,282			6,993,857		180,813,099
Materials	19,426,552		157,856,086			– 0	–	177,282,638
Health Care	– 0	–	154,265,932			– 0	–	154,265,932
Industrials	– 0	–	138,351,050			– 0	–	138,351,050
Information Technology	– 0	–	98,208,943			– 0	–	98,208,943
Telecommunication Services	– 0	–	97,309,793			– 0	–	97,309,793
Consumer Staples	– 0	–	77,444,172			– 0	–	77,444,172
Utilities	– 0	–	62,440,431			– 0	–	62,440,431
Short-Term Investments	5,711,084		– 0	–		– 0	–	5,711,084

Total Investments in Securities	80,168,545		1,449,011,020	+		6,993,857		1,536,173,422
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	37,671,145			– 0	–	37,671,145
Liabilities:
Futures Contracts	(1,974,357)		– 0	–		– 0	–	(1,974,357	) #
Forward Currency Exchange Contracts	– 0	–	(27,153,792)			– 0	–	(27,153,792)

Total	$78,194,188		$1,459,528,373			$6,993,857		$1,544,716,418

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.
#	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of futures contracts as reported in the portfolio of investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Energy			Rights			Total
Balance as of 11/30/10	$	– 0	–		$442,730		$442,730
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		234,029			(442,730)		(208,701)
Purchases		6,759,828			– 0	–	6,759,828
Sales		– 0	–		– 0	–	– 0	–
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 8/31/11		$6,993,857		$	– 0	–	$6,993,857

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/11*		$234,029		$	– 0	–	$234,029

AllianceBernstein Small/Mid Cap Value Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Financials - 25.6%
Capital Markets - 0.7%
MF Global Holdings Ltd. (a)	1,875,900	$10,298,691

Commercial Banks - 7.2%
Associated Banc-Corp	679,465	7,474,115
CapitalSource, Inc.	2,865,900	18,198,465
Comerica, Inc.	637,400	16,311,066
Hancock Holding Co.	267,041	8,339,690
Huntington Bancshares, Inc./OH	2,768,300	13,924,549
Popular, Inc. (a)	6,232,233	12,963,045
Susquehanna Bancshares, Inc.	1,906,300	12,791,273
Webster Financial Corp.	476,200	8,619,220

		98,621,423

Insurance - 7.3%
Amtrust Financial Services, Inc.	544,700	13,176,293
Aspen Insurance Holdings Ltd.	605,900	14,547,659
Endurance Specialty Holdings Ltd.	461,300	16,680,608
PartnerRe Ltd.	150,300	8,565,597
Platinum Underwriters Holdings Ltd.	540,000	17,010,000
Reinsurance Group of America, Inc.-Class A	315,400	16,832,898
Unum Group	565,750	13,317,755

		100,130,810

Real Estate Investment Trusts (REITs) - 8.1%
BioMed Realty Trust, Inc.	1,034,751	18,925,596
BRE Properties, Inc.	244,750	12,301,135
Camden Property Trust	273,900	18,301,998
DiamondRock Hospitality Co.	1,614,700	12,497,778
Entertainment Properties Trust	407,338	17,161,150
Glimcher Realty Trust	1,701,100	14,476,361
Home Properties, Inc.	183,900	12,297,393
Mid-America Apartment Communities, Inc.	78,600	5,618,328

		111,579,739

Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. (a)	93,125	1,237,631

Thrifts & Mortgage Finance - 2.2%
First Niagara Financial Group, Inc.	1,060,800	11,414,208
People’s United Financial, Inc.	806,000	9,470,500
Washington Federal, Inc.	636,424	9,565,453

		30,450,161

		352,318,455

Consumer Discretionary - 19.0%
Auto Components - 4.1%
Cooper Tire & Rubber Co.	1,120,600	13,592,878
Dana Holding Corp. (a)	583,500	7,439,625
Lear Corp.	408,300	19,508,574
TRW Automotive Holdings Corp. (a)	386,200	16,100,678

		56,641,755

Hotels, Restaurants & Leisure - 0.9%
Royal Caribbean Cruises Ltd.	453,700	11,778,052

Company	Shares	U.S. $ Value
Household Durables - 3.6%
American Greetings Corp.	906,800	19,242,296
Newell Rubbermaid, Inc.	869,700	12,036,648
NVR, Inc. (a)	27,630	17,586,495

		48,865,439

Media - 0.8%
Gannett Co., Inc.	977,400	11,288,970

Multiline Retail - 2.2%
Big Lots, Inc. (a)	535,700	18,160,230
Saks, Inc. (a)	1,259,800	12,194,864

		30,355,094

Specialty Retail - 5.9%
ANN, Inc. (a)	726,500	17,123,605
Childrens Place Retail Stores, Inc. (The) (a)	306,100	13,137,812
Foot Locker, Inc.	611,400	12,759,918
GameStop Corp.-Class A (a)	760,400	18,196,372
Office Depot, Inc. (a)	2,653,300	6,898,580
Signet Jewelers Ltd. (a)	346,400	13,488,816

		81,605,103

Textiles, Apparel & Luxury Goods - 1.5%
Jones Group, Inc. (The)	1,735,310	20,389,892

		260,924,305

Information Technology - 14.8%
Communications Equipment - 0.7%
Arris Group, Inc. (a)	874,337	9,547,760

Computers & Peripherals - 0.6%
NCR Corp. (a)	512,900	8,837,267

Electronic Equipment, Instruments & Components - 8.2%
Anixter International, Inc.	139,100	8,208,291
Arrow Electronics, Inc. (a)	501,339	15,641,777
AU Optronics Corp. (Sponsored ADR)	3,306,199	15,539,135
Avnet, Inc. (a)	603,700	15,841,088
Celestica, Inc. (a)	1,447,825	12,147,252
Flextronics International Ltd. (a)	2,769,300	15,923,475
Insight Enterprises, Inc. (a)	1,002,250	18,862,345
TTM Technologies, Inc. (a)	904,450	10,102,707

		112,266,070

IT Services - 1.8%
Amdocs Ltd. (a)	285,900	7,853,673
Convergys Corp. (a)	1,542,808	16,430,905

		24,284,578

Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc. (a)	2,355,000	10,244,250
Entegris, Inc. (a)	1,716,800	12,910,336

Company	Shares	U.S. $ Value
Lam Research Corp. (a)	320,600	11,913,496

		35,068,082

Software - 1.0%
Take-Two Interactive Software, Inc. (a)	1,056,400	13,965,608

		203,969,365

Utilities - 10.4%
Electric Utilities - 5.4%
NV Energy, Inc.	1,400,300	20,892,476
PNM Resources, Inc.	1,160,000	17,353,600
Portland General Electric Co.	740,900	17,870,508
Unisource Energy Corp.	478,400	18,112,224

		74,228,808

Gas Utilities - 2.6%
Atmos Energy Corp.	479,600	16,085,784
UGI Corp.	646,800	19,248,768

		35,334,552

Multi-Utilities - 2.4%
CMS Energy Corp.	917,025	18,065,392
NiSource, Inc.	698,425	14,918,358

		32,983,750

		142,547,110

Industrials - 7.9%
Airlines - 0.6%
Alaska Air Group, Inc. (a)	145,100	8,376,623

Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	384,800	11,201,528

Construction & Engineering - 0.7%
Tutor Perini Corp.	610,700	8,574,228

Electrical Equipment - 2.7%
EnerSys (a)	559,300	12,567,471
General Cable Corp. (a)	429,500	12,949,425
Thomas & Betts Corp. (a)	267,000	11,662,560

		37,179,456

Machinery - 0.9%
Timken Co.	316,800	12,466,080

Trading Companies & Distributors - 2.2%
Aircastle Ltd.	1,515,900	17,842,143
WESCO International, Inc. (a)	294,100	12,672,769

		30,514,912

		108,312,827

Energy - 6.2%
Energy Equipment & Services - 1.3%
Bristow Group, Inc.	403,300	17,737,134

Oil, Gas & Consumable Fuels - 4.9%
Forest Oil Corp. (a)	579,300	11,278,971

Company	Shares	U.S. $ Value
Stone Energy Corp. (a)	464,400	12,264,804
Swift Energy Co. (a)	472,000	14,561,200
Teekay Corp.	330,700	8,985,119
Tesoro Corp. (a)	872,600	20,994,756

		68,084,850

		85,821,984

Materials - 5.9%
Chemicals - 3.3%
Ferro Corp. (a)	1,198,800	10,033,956
Huntsman Corp.	816,500	10,704,315
OM Group, Inc. (a)	300,912	9,517,847
PolyOne Corp.	1,185,200	14,969,076

		45,225,194

Metals & Mining - 2.6%
Commercial Metals Co.	1,046,700	12,298,725
Reliance Steel & Aluminum Co.	397,875	16,487,940
Steel Dynamics, Inc.	612,900	7,802,217

		36,588,882

		81,814,076

Consumer Staples - 5.8%
Beverages - 1.5%
Constellation Brands, Inc.-Class A (a)	1,047,925	20,717,477

Food Products - 4.3%
Bunge Ltd.	183,000	11,841,930
Dole Food Co., Inc. (a)	1,195,800	13,476,666
Smithfield Foods, Inc. (a)	635,800	13,936,736
Tyson Foods, Inc.-Class A	1,118,400	19,538,448

		58,793,780

		79,511,257

Health Care - 3.7%
Health Care Providers & Services - 2.8%
Health Net, Inc. (a)	708,200	17,485,458
LifePoint Hospitals, Inc. (a)	388,317	14,251,234
Molina Healthcare, Inc. (a)	349,822	6,727,077

		38,463,769

Pharmaceuticals - 0.9%
Par Pharmaceutical Cos., Inc. (a)	431,100	12,816,603

		51,280,372

Total Common Stocks (cost $1,407,197,859)		1,366,499,751

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (b) (cost $8,915,196)	8,915,196	8,915,196

U.S. $ Value
Total Investments - 99.9% (cost $1,416,113,055) (c)	1,375,414,947
Other assets less liabilities - 0.1%	1,857,556

Net Assets - 100.0%	$1,377,272,503

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of August 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $90,257,799 and gross unrealized depreciation of investments was $(130,955,907), resulting in net unrealized depreciation of $(40,698,108).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Small/Mid Cap Value Fund

August 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$1,366,499,751		$	– 0	–	$	– 0	–	$1,366,499,751
Short-Term Investments	8,915,196			– 0	–		– 0	–	8,915,196

Total Investments in Securities	1,375,414,947			– 0	–		– 0	–	1,375,414,947
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,375,414,947		$	– 0	–	$	– 0	–	$1,375,414,947

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Value Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Health Care - 18.3%
Biotechnology - 2.6%
Amgen, Inc.	76,200	$4,221,861
Gilead Sciences, Inc. (a)	150,600	6,006,681

		10,228,542

Health Care Providers & Services - 4.4%
Aetna, Inc.	27,900	1,116,837
Health Net, Inc. (a)	63,200	1,560,408
UnitedHealth Group, Inc.	149,300	7,094,736
WellPoint, Inc.	111,600	7,064,280

		16,836,261

Pharmaceuticals - 11.3%
AstraZeneca PLC (Sponsored ADR)	150,100	7,117,742
Forest Laboratories, Inc. (a)	20,300	695,072
Johnson & Johnson	180,800	11,896,640
Merck & Co., Inc.	205,700	6,812,784
Pfizer, Inc.	877,500	16,654,950

		43,177,188

		70,241,991

Energy - 16.4%
Energy Equipment & Services - 1.5%
McDermott International, Inc. (a)	69,700	1,002,983
Nabors Industries Ltd. (a)	43,300	798,452
Transocean Ltd./Switzerland	66,600	3,730,932

		5,532,367

Oil, Gas & Consumable Fuels - 14.9%
Anadarko Petroleum Corp.	81,700	6,025,375
BP PLC (Sponsored ADR)	68,500	2,698,215
Chevron Corp.	113,600	11,236,176
ConocoPhillips	173,200	11,789,724
Devon Energy Corp.	66,200	4,490,346
Exxon Mobil Corp.	52,500	3,887,100
Marathon Oil Corp.	179,500	4,832,140
Marathon Petroleum Corp.	129,800	4,810,388
Nexen, Inc. (New York)	238,600	5,094,110
Tesoro Corp. (a)	60,300	1,450,818
Valero Energy Corp.	37,300	847,456

		57,161,848

		62,694,215

Consumer Discretionary - 15.0%
Auto Components - 1.4%
Lear Corp.	67,800	3,239,484
TRW Automotive Holdings Corp. (a)	47,000	1,959,430

		5,198,914

Automobiles - 1.4%
Ford Motor Co. (a)	158,500	1,762,520

Company	Shares	U.S. $ Value
General Motors Co. (a)	155,000	3,724,650

		5,487,170

Household Durables - 0.7%
Fortune Brands, Inc.	14,100	805,392
NVR, Inc. (a)	3,000	1,909,500

		2,714,892

Media - 7.5%
CBS Corp.-Class B	39,500	989,475
Comcast Corp.-Class A	362,500	7,797,375
DIRECTV (a)	91,000	4,001,270
Gannett Co., Inc.	103,000	1,189,650
Interpublic Group of Cos., Inc. (The)	186,200	1,606,906
McGraw-Hill Cos., Inc. (The)	59,600	2,509,756
News Corp.-Class A	139,700	2,412,619
Time Warner Cable, Inc.-Class A	57,200	3,746,600
Viacom, Inc.-Class B	93,400	4,505,616

		28,759,267

Multiline Retail - 1.1%
Big Lots, Inc. (a)	61,700	2,091,630
Target Corp.	40,300	2,082,301

		4,173,931

Specialty Retail - 2.9%
Foot Locker, Inc.	88,600	1,849,082
GameStop Corp.-Class A (a)	53,300	1,275,469
Limited Brands, Inc.	56,700	2,139,858
Lowe’s Cos., Inc.	174,900	3,485,757
Ross Stores, Inc.	29,400	2,249,835

		11,000,001

		57,334,175

Financials - 13.7%
Commercial Banks - 2.3%
Regions Financial Corp.	79,700	361,838
Wells Fargo & Co.	324,900	8,479,890

		8,841,728

Consumer Finance - 0.4%
Capital One Financial Corp.	30,100	1,386,105

Diversified Financial Services - 7.5%
Bank of America Corp.	226,300	1,848,871
Citigroup, Inc.	364,600	11,320,830
JPMorgan Chase & Co.	347,100	13,037,076
Moody’s Corp.	80,100	2,469,483

		28,676,260

Insurance - 3.5%
ACE Ltd.	42,900	2,770,482
Berkshire Hathaway, Inc. (a)	25,800	1,883,400
Chubb Corp.	18,600	1,151,154
PartnerRe Ltd.	34,800	1,983,252

Company	Shares	U.S. $ Value
Travelers Cos., Inc. (The)	115,200	5,812,992

		13,601,280

		52,505,373

Consumer Staples - 9.8%
Beverages - 0.8%
Constellation Brands, Inc.-Class A (a)	162,200	3,206,694

Food & Staples Retailing - 1.2%
Kroger Co. (The)	169,100	3,983,996
Safeway, Inc.	26,300	482,079

		4,466,075

Food Products - 3.1%
Bunge Ltd.	85,300	5,519,763
ConAgra Foods, Inc.	79,200	1,934,064
Smithfield Foods, Inc. (a)	57,100	1,251,632
Tyson Foods, Inc.-Class A	185,800	3,245,926

		11,951,385

Household Products - 2.2%
Procter & Gamble Co. (The)	128,600	8,189,248

Tobacco - 2.5%
Altria Group, Inc.	208,300	5,663,677
Lorillard, Inc.	35,700	3,977,694

		9,641,371

		37,454,773

Information Technology - 8.3%
Communications Equipment - 1.5%
Cisco Systems, Inc.	313,600	4,917,248
Motorola Solutions, Inc. (a)	18,300	770,247

		5,687,495

Computers & Peripherals - 2.8%
Dell, Inc. (a)	217,900	3,239,084
Hewlett-Packard Co.	281,400	7,324,842

		10,563,926

Electronic Equipment, Instruments & Components - 1.1%
Corning, Inc.	287,400	4,319,622

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Semiconductor Engineering, Inc. (ADR)	215,600	968,044
Applied Materials, Inc.	247,100	2,797,172
Intel Corp.	276,200	5,559,906
Lam Research Corp. (a)	48,900	1,817,124

		11,142,246

		31,713,289

Industrials - 6.9%
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	112,400	6,139,288

Company	Shares	U.S. $ Value
Airlines - 0.8%
Delta Air Lines, Inc. (a)	413,900	3,116,667

Industrial Conglomerates - 3.2%
General Electric Co.	762,800	12,441,268

Machinery - 1.3%
Ingersoll-Rand PLC	96,300	3,227,013
Parker Hannifin Corp.	21,400	1,571,402

		4,798,415

		26,495,638

Utilities - 4.7%
Electric Utilities - 0.7%
Edison International	13,200	490,908
NV Energy, Inc.	143,400	2,139,528

		2,630,436

Gas Utilities - 1.0%
Atmos Energy Corp.	64,300	2,156,622
UGI Corp.	58,100	1,729,056

		3,885,678

Multi-Utilities - 3.0%
CenterPoint Energy, Inc.	121,200	2,425,212
CMS Energy Corp.	138,100	2,720,570
DTE Energy Co.	84,200	4,257,152
TECO Energy, Inc.	119,400	2,185,020

		11,587,954

		18,104,068

Telecommunication Services - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	222,000	6,322,560
CenturyLink, Inc.	144,500	5,223,675

		11,546,235

Materials - 2.4%
Chemicals - 1.5%
Dow Chemical Co. (The)	71,300	2,028,485
LyondellBasell Industries NV	112,400	3,894,660

		5,923,145

Metals & Mining - 0.9%
Alcoa, Inc.	267,000	3,420,270

		9,343,415

Total Common Stocks (cost $373,051,691)		377,433,172

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (b) (cost $4,082,179)	4,082,179	4,082,179

U.S. $ Value
Total Investments – 99.6% (cost $377,133,870) (c)	$381,515,351
Other assets less liabilities – 0.4%	1,492,616

Net Assets – 100.0%	$383,007,967

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of August 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,686,161 and gross unrealized depreciation of investments was $(29,304,680), resulting in net unrealized appreciation of $4,381,481.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Value Fund

August 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$377,433,172		$	– 0	–	$	– 0	–	$377,433,172
Short-Term Investments	4,082,179			– 0	–		– 0	–	4,082,179

Total Investments in Securities	381,515,351			– 0	–		– 0	–	381,515,351
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$381,515,351		$	– 0	–	$	– 0	–	$381,515,351

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2011